RELATED PARTY TRANSACTIONS - Additional (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 14, 2020 CNY (¥)	Oct. 14, 2020 USD ($)	Nov. 05, 2019 CNY (¥)	Nov. 05, 2019 USD ($)	Aug. 21, 2019 CNY (¥)	Aug. 21, 2019 USD ($)
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	$ 2,899,559	$ 724,800
Loan repaid to related party by the Company	869,868	59,868
Total amount of notes payable involved in the contract					¥ 12,650,000	$ 1,813,308
Mr. Haigang Yan
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties	2,899,559		¥ 20,000,000	$ 2,899,559
Mr. Yonghong Che
Related Party Transaction [Line Items]
Loan repaid to related party by the Company		50,736
Mr. Bingshan Guo
Related Party Transaction [Line Items]
Loan repaid to related party by the Company		9,132
Mr. Xiangyang Guo
Related Party Transaction [Line Items]
Loans and Leases Receivable, Related Parties		$ 724,800					¥ 5,000,000	$ 724,800
Loan repaid to related party by the Company	$ 869,868
Pledge for the note payables					¥ 15,000,000	$ 2,150,168